                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21113
                                                     ---------

                     Constellation Institutional Portfolios
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1205 Westlakes Drive, Suite 280
                                Berwyn, PA 19312
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John H. Grady
                   Constellation Investment Management Company
                         1205 Westlakes Drive, Suite 280
                                Berwyn, PA 19312
                   -------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: (484) 329-2801
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2005
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

CONSTELLATION
INSTITUTIONAL PORTFOLIOS


--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT
                                                               December 31, 2005




CIP Sands Capital Institutional Growth Portfolio

CIP JSAM Large Cap Value Portfolio

CIP JSAM Value Portfolio



INVESTMENT MANAGER
Constellation Investment Management Company, LP


INVESTMENT SUB-ADVISERS
Sands Capital Management, LLC

JS Asset Management, LLC

Shareholder Services

Constellation Institutional shareholders receive annual and semiannual reports, and quarterly account statements. Shareholders who have questions about their accounts may call a toll-free number, 1 (800) 304 2459, visit our website, www.ciptrust.com, or write to Constellation Institutional Portfolios, 1205 Westlakes Drive, Suite 280, Berwyn, Pennsylvania, 19312.

CONTENTS

  1          Letter to Our Shareholders

  2          Performance

  3 - 4       Disclosure of Fund Expenses

  5 - 6      Investment Review

  7 - 9      Schedule of Investments

  10 - 13    Financial Statements

  14 - 16    Notes to Financial Statements

  17         Report of Independent Registered Public Accounting Firm

  18         Shareholder Additional Information

  19 - 20    Trustees and Executive Officers

LETTER TO SHAREHOLDERS


To our Shareholders


February 17, 2006


Dear Shareholder:


Behind this letter is the Annual Report of the Constellation Institutional Portfolios. It contains financial and other information regarding your investment through December 31, 2005. We hope that you find the commentary for each Portfolio helpful.


Thank you for your investment.


Sincerely,



/s/ John H. Grady

John H. Grady,
President, Constellation Institutional Portfolios








                 Constellation Institutional Portfolios 2005 Annual Report    1

PERFORMANCE


TOTAL RETURNS OF THE CONSTELLATION INSTITUTIONAL PORTFOLIOS

Through December 31, 2005

CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL (800) 304-2459 FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.


                                                                                 SIX      ONE     FIVE      SINCE       TOTAL NET
                                                                                MONTHS   YEAR    YEARS    INCEPTION   ASSETS ($MIL)
-----------------------------------------------------------------------------------------------------------------------------------
CIP SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO*                               12.39%    N/A     N/A       17.90%        $615.5
Russell 1000 Growth Index                                                        6.43%    n/a     n/a        9.07%
Inception date: 1/21/05
-----------------------------------------------------------------------------------------------------------------------------------
CIP JSAM LARGE CAP VALUE PORTFOLIO*                                              4.35%    N/A     N/A        1.43%        $ 14.7
Russell 1000 Value Index                                                         4.54%    n/a     n/a        3.16%
Inception date: 6/20/05
-----------------------------------------------------------------------------------------------------------------------------------
CIP JSAM VALUE PORTFOLIO*                                                        8.48%    N/A     N/A        4.69%        $  7.7
Russell Midcap Value Index                                                       6.54%    n/a     n/a        6.63%
Inception date: 6/17/05
-----------------------------------------------------------------------------------------------------------------------------------

THE CONSTELLATION INSTITUTIONAL PORTFOLIOS ARE DISTRIBUTED BY CONSTELLATION INVESTMENT DISTRIBUTION COMPANY INC., BERWYN, PA 19312. THE INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THIS INFORMATION CAN BE FOUND IN THE PROSPECTUS. A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, CAN BE OBTAINED BY CALLING
(800) 304-2459. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE PRINCIPAL VALUE, AND THE INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Returns less than one year have not been annualized. The performance in the above table does not reflect the deduction of taxes a shareholder will pay on the fund distributions or the redemption of fund shares. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. The indexes mentioned are unmanaged statistical composites of stock market performance. Investing in an index is not possible.

* Investing in non-diversified portfolios may increase volatility and expose the investor to greater risk of loss from a small number of holdings.








2    Constellation Institutional Portfolios 2005 Annual Report

DISCLOSURE OF FUND EXPENSES


CONSTELLATION INSTITUTIONAL PORTFOLIOS
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Period July 1, 2005 to December 31, 2005

All mutual funds have operating expenses. As a shareholder of a Fund (i.e., a CIP Portfolio), you incur ongoing costs, which include (among others) costs for portfolio management, administrative services and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return. You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period.

Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

HYPOTHETICAL 5% RETURN: This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period shown, but that the expense ratio (in the "Expense Ratio" column) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports of other funds.

Note: Because the return is set at 5% for comparison purposes - NOT your Fund's actual return - the account values shown may not apply to your specific investment.








                 Constellation Institutional Portfolios 2005 Annual Report    3

   DISCLOSURE OF FUND EXPENSES



                                                                            BEGINNING          ENDING                     EXPENSES
                                                                          ACCOUNT VALUE    ACCOUNT VALUE     EXPENSE    PAID DURING
                                                                             07/1/05          12/31/05      RATIO (1)    PERIOD (2)
CIP SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                                                          $1,000.00        $1,124.00        0.79%        $4.23
HYPOTHETICAL 5% RETURN                                                       1,000.00         1,021.00        0.79%         4.02



                                                                            BEGINNING          ENDING                     EXPENSES
                                                                          ACCOUNT VALUE    ACCOUNT VALUE     EXPENSE    PAID DURING
                                                                             07/1/05          12/31/05      RATIO (1)    PERIOD (2)
CIP JSAM Large Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                                                          $1,000.00        $1,043.50        0.71%        $3.66
HYPOTHETICAL 5% RETURN                                                       1,000.00         1,021.63        0.71%         3.62



                                                                            BEGINNING          ENDING                     EXPENSES
                                                                          ACCOUNT VALUE    ACCOUNT VALUE     EXPENSE    PAID DURING
                                                                             07/1/05          12/31/05      RATIO (1)    PERIOD (2)
CIP JSAM VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN                                                          $1,000.00        $1,084.80        0.83%        $4.36
HYPOTHETICAL 5% RETURN                                                       1,000.00         1,021.02        0.83%         4.23


(1) Annualized, based on the Fund's most recent fiscal year expenses.

(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year, then divided by 365.








4    Constellation Institutional Portfolios 2005 Annual Report

INVESTMENT REVIEW


CIP SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO

Overall, the Fund's sector allocations contributed positively to relative performance during the period from the Fund's inception on January 21, 2005 through December 31, 2005. Overweighted positions in the healthcare and consumer discretionary sectors were the most significant positive drivers of performance. An underweighted allocation versus the index in the energy sector detracted from relative performance during the time period.

The Fund's holdings in Genentech, Google, Teva Pharmaceuticals and Red Hat were the most significant contributors to relative performance during the period. Avoiding index components Johnson & Johnson and United Healthcare also contributed to portfolio performance. The Fund's sizable stakes in eBay, Apollo Group and Dell Inc, all overweights relative to the index, detracted from relative performance.

During this year, Sands Capital Management eliminated two prominent companies, Microsoft and Wal-Mart, from the portfolio. Sands Capital Management believed that these stocks had reached maturity as growth companies. The underlying businesses had generated high-quality, above-average, and greater-than-expected earnings growth for many years. Both remain leaders in their respective businesses and continue to enjoy significant competitive advantages. Additionally, each remains relatively focused on primary lines of business and appears to be reasonably valued relative to the market and peers. However, both companies have matured over the past decade and face significant challenges for continued robust growth; thus, they no longer meet Sands Capital's requirement for sustainable above-average growth rates. While both of these companies may experience stock price appreciation in the future, fund management did not believe that they continued to have the greatest probability of adding significant value to the Fund.








                 Constellation Institutional Portfolios 2005 Annual Report    5

INVESTMENT REVIEW


CIP JSAM LARGE CAP VALUE PORTFOLIO

The CIP JSAM Large Cap Value Portfolio underperformed its benchmark, the Russell 1000 Value Index, during the period from the Fund's inception on June 20, 2005 through December 31, 2005, despite significantly outperforming the benchmark during the fourth quarter of 2005. Much of the relative underperformance occurred during the first several weeks after the inception of the Fund.

The Fund's holdings in ABB Ltd, a provider of power and automation technologies to utility industry customers, and Merrill Lynch & Co., the financial services holding company, were the most significant contributors to relative performance during the period. Avoiding index components Pfizer and Exxon Mobil also contributed to portfolio performance.

The Fund's sizable stakes in Sanmina-SCI, a manufacturer of electronic components, Fannie Mae, and Abitibi-Consolidated, a pulp and paper producer, detracted from relative performance for the period.


CIP JSAM VALUE PORTFOLIO

The CIP JSAM Value Portfolio underperformed its benchmark, the Russell Midcap Value Index, during the period from the Fund's inception on June 17, 2005 through December 31, 2005, despite significantly outperforming the benchmark during the fourth quarter of 2005. Much of the relative underperformance occurred during the first several weeks after the inception of the Fund.

Good stock selection within the Materials and Processing sector, including overweighted positions in Grubb & Ellis, a commercial real estate company, and York International, a provider of commercial heating, ventilation and air conditioning products and services, contributed the most to relative performance during the period. Other strong performers included AMR Corp and Reliant Energy.

The Fund's sizable stakes in Sanmina-SCI, a manufacturer of electronic components, Fannie Mae, and Tenet Healthcare, a hospital and nursing management company, detracted from relative performance for the period.








6    Constellation Institutional Portfolios 2005 Annual Report

CONSTELLATION INSTITUTIONAL PORTFOLIOS - CIP SANDS CAPITAL INSTITUTIONAL GROWTH PORTFOLIO


Schedule of Investments

December 31, 2005


SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------
Commercial Services                                                       11.60%
Computers                                                                  3.53%
Finance                                                                    5.77%
Internet Content                                                          12.10%
Medical                                                                   34.60%
Retail                                                                    14.97%
Schools                                                                    4.41%
Technology                                                                 6.10%
Short-term Instruments                                                     6.92%
--------------------------------------------------------------------------------
Total Investments                                                        100.00%
--------------------------------------------------------------------------------


+   As a percent of total investments


                                                                       MARKET
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 96.28%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 11.99%
--------------------------------------------------------------------------------
  1,056,000    eBay Inc.*                                           $ 45,672,000
    175,000    Iron Mountain Inc.*                                     7,388,500
    338,000    Moody's Corp.                                          20,759,960
                                                                    ------------
                                                                      73,820,460
                                                                    ------------
COMPUTERS - 3.65%
--------------------------------------------------------------------------------
    750,000    Dell Inc.*                                             22,492,500
                                                                    ------------
FINANCE - 5.97%
--------------------------------------------------------------------------------
    174,000    Capital One Financial Corp.                            15,033,600
     59,000    Chicago Mercantile Exchange Holdings Inc.              21,681,910
                                                                    ------------
                                                                      36,715,510
                                                                    ------------
INTERNET CONTENT - 12.52%
--------------------------------------------------------------------------------
     125,000    Google Inc.*                                          51,857,500
     643,000    Yahoo! Inc.*                                          25,192,740
                                                                    ------------
                                                                      77,050,240
                                                                    ------------
MEDICAL - 35.79%
--------------------------------------------------------------------------------
    215,000    Allergan, Inc.                                         23,211,400
    237,000    American Pharmaceutical Partners, Inc.*                 9,193,230
    257,000    Amgen Inc.*                                            20,267,020
    552,000    Genentech, Inc.*                                       51,060,000
    344,000    Genzyme Corp.*                                         24,348,320
     77,000    Intuitive Surgical, Inc.*                               9,029,790
    377,000    Medtronic Inc.                                         21,703,890
    211,000    Patterson Companies Inc.*                               7,047,400
    304,000    Stryker Corp.                                          13,506,720
    720,000    Teva Pharmaceutical Industries Ltd. (ADR)              30,967,200
    148,000    Zimmer Holdings, Inc.*                                  9,981,120
                                                                    ------------
                                                                     220,316,090
                                                                    ------------

                                                                       MARKET
     SHARES                                                            VALUE
--------------------------------------------------------------------------------
RETAIL - 15.49%
--------------------------------------------------------------------------------
     326,000    Bed Bath & Beyond Inc.*                             $ 11,784,900
     379,000    Lowe's Companies, Inc.                                25,264,140
   1,316,000    Starbucks Corp.*                                      39,493,160
     424,000    Walgreen Co.                                          18,766,240
                                                                    ------------
                                                                      95,308,440
                                                                    ------------
SCHOOLS - 4.56%
--------------------------------------------------------------------------------
    464,000    Apollo Group, Inc.*                                    28,053,440
                                                                    ------------
TECHNOLOGY - 6.31%
--------------------------------------------------------------------------------
    544,000    QUALCOMM Inc.                                          23,435,520
    566,000    Red Hat, Inc.*                                         15,417,840
                                                                    ------------
                                                                      38,853,360
--------------------------------------------------------------------------------
TOTAL COMMON STOCK - 96.28%
(cost $548,307,122)                                                  592,610,040
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.16%
  32,192,460    BlackRock Liquidity Funds
                TempCash, 4.21%                                       32,192,460
  11,891,140    BlackRock Liquidity Funds
                TempFund, 4.21%                                       11,891,140
                                                                    ------------
 (cost $44,083,600)                                                   44,083,600
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 103.44%
 (cost $592,390,722)                                                 636,693,640
--------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (3.44)%                              (21,190,945)
--------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                $615,502,695
--------------------------------------------------------------------------------

*   non-income producing securities
ADR - American Depositary Receipt



                 Constellation Institutional Portfolios 2005 Annual Report    7

CONSTELLATION INSTITUTIONAL PORTFOLIOS - CIP JSAM LARGE CAP VALUE PORTFOLIO


SCHEDULE OF INVESTMENTS

December 31, 2005


SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------
Autos and Transportation                                                   1.33%
Consumer Discretionary                                                     3.61%
Consumer Staples                                                           5.02%
Exchange-Traded Fund                                                       7.70%
Financial Services                                                        32.53%
Health Care                                                                6.20%
Manufacturing - Diversified                                               16.09%
Materials and Processing                                                   5.70%
Other Energy                                                               2.05%
Producer Durables                                                          4.61%
Retail                                                                     1.00%
Technology                                                                14.16%
--------------------------------------------------------------------------------
Total Investments                                                        100.00%
--------------------------------------------------------------------------------

+As a percent of total investments


                                                                        MARKET
     SHARES                                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 88.03%
--------------------------------------------------------------------------------
AUTOS & TRANSPORTATION - 1.27%
--------------------------------------------------------------------------------
     6,500    Navistar International Corp.*                           $  186,030
                                                                      ----------
CONSUMER DISCRETIONARY - 3.44%
--------------------------------------------------------------------------------
    64,200    Liberty Media Corp. - Class A*                             505,254
                                                                      ----------
CONSUMER STAPLES - 4.79%
--------------------------------------------------------------------------------
     7,950    Altria Group, Inc.                                         594,024
     4,600    Safeway Inc.                                               108,836
                                                                      ----------
                                                                         702,860
                                                                      ----------
FINANCIAL SERVICES - 31.03%
--------------------------------------------------------------------------------
    13,100    Bank of America Corp.                                      604,565
    13,750    Citigroup Inc.                                             667,288
    16,550    Fannie Mae                                                 807,806
    11,250    Freddie Mac                                                735,187
    18,100    JPMorgan Chase & Co.                                       718,389
     6,150    Merrill Lynch & Co., Inc.                                  416,539
     4,000    MGIC Investment Corp.                                      263,280
     7,800    Washington Mutual, Inc.                                    339,300
                                                                      ----------
                                                                       4,552,354
                                                                      ----------
HEALTH CARE - 5.92%
--------------------------------------------------------------------------------
    13,500    Sanofi-Aventis (ADR)                                       592,650
    36,000    Tenet Healthcare Corp.*                                    275,760
                                                                      ----------
                                                                         868,410
                                                                      ----------
MANUFACTURING - DIVERSIFIED - 15.34%
--------------------------------------------------------------------------------
    39,000    ABB Ltd. (ADR)*                                            379,080
     4,800    Gannett Co., Inc.                                          290,736
     8,400    General Electric Co.                                       294,420
    14,950    Honeywell International Inc.                               556,887
    25,300    Tyco International Ltd.                                    730,158
                                                                      ----------
                                                                       2,251,281
                                                                      ----------


                                                                        MARKET
     SHARES                                                             VALUE
--------------------------------------------------------------------------------
MATERIALS & PROCESSING - 5.44%
--------------------------------------------------------------------------------
    143,950    Abitibi-Consolidated Inc.                             $   582,998
      6,400    International Paper Co.                                   215,104
                                                                     -----------
                                                                         798,102
                                                                     -----------
OTHER ENERGY - 1.96%
--------------------------------------------------------------------------------
     27,800    Reliant Energy Inc.*                                      286,896
                                                                     -----------
PRODUCER DURABLES - 4.39%
--------------------------------------------------------------------------------
      6,250    The Boeing Co.                                            439,000
     14,100    Teradyne, Inc.*                                           205,437
                                                                     -----------
                                                                         644,437
                                                                     -----------
RETAIL - 0.95%
--------------------------------------------------------------------------------
      2,100    Federated Department Stores, Inc.                         139,293
                                                                     -----------
TECHNOLOGY - 13.50%
--------------------------------------------------------------------------------
     28,000    Alcatel SA (ADR)*                                         347,200
     18,100    Avnet, Inc.*                                              433,314
     19,000    BearingPoint, Inc.*                                       149,340
    165,000    Sanmina-SCI Corp.*                                        702,900
      8,550    SONY CORP. (ADR)                                          348,840
                                                                     -----------
                                                                       1,981,594
--------------------------------------------------------------------------------
TOTAL COMMON STOCK - 88.03%
 (cost $12,741,742)                                                   12,916,511
--------------------------------------------------------------------------------
EXCHANGE-TRADED FUND - 7.35%
      9,300    iShares Russell 1000 Value
               Index Fund                                                641,979
      3,500    SPDR Trust Series 1                                       435,785
                                                                     -----------
 (cost $1,075,529)                                                     1,077,764
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 95.38%
 (cost $13,817,271)                                                   13,994,275
--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS - 2.59%                                        380,124
--------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - 2.03%                                    298,706
--------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                 $14,673,105
--------------------------------------------------------------------------------

*   non-income producing securities
ADR - American Depositary Receipt




8    Constellation Institutional Portfolios 2005 Annual Report

CONSTELLATION INSTITUTIONAL PORTFOLIOS - CIP JSAM VALUE PORTFOLIO


Schedule of Investments

December 31, 2005


SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------
Autos and Transportation                                                  13.08%
Consumer Staples                                                           3.41%
Electronics - Semiconductor                                                2.57%
Exchange-Traded Fund                                                       1.12%
Financial Services                                                        20.85%
Health Care                                                                3.73%
Manufacturing - Diversified                                                7.06%
Materials and Processing                                                  23.58%
Other Energy                                                               4.55%
Producer Durables                                                          3.20%
Retail                                                                     2.32%
Technology                                                                14.53%
--------------------------------------------------------------------------------
Total Investments                                                        100.00%
--------------------------------------------------------------------------------


+   As a percent of total investments


                                                                        MARKET
    SHARES                                                              VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 95.24%
--------------------------------------------------------------------------------
AUTOS & TRANSPORTATION - 12.59%
--------------------------------------------------------------------------------
     10,900    AMR Corp.*                                             $  242,307
      9,900    Cooper Tire & Rubber Co.                                  151,668
      5,500    Fleetwood Enterprises, Inc.*                               67,925
      3,900    Lear Corp.                                                110,994
      4,500    Navistar International Corp.*                             128,790
     43,100    Visteon Corp.*                                            269,806
                                                                      ----------
                                                                         971,490
                                                                      ----------
CONSUMER STAPLES - 3.28%
--------------------------------------------------------------------------------
      2,200    Loews Corp. - Carolina Group                               96,778
      7,700    Spectrum Brands, Inc.*                                    156,387
                                                                      ----------
                                                                         253,165
                                                                      ----------
ELECTRONICS - SEMICONDUCTOR - 2.48%
--------------------------------------------------------------------------------
     46,600    Alliance Semiconductor Corp.*                             121,160
     15,000    BE Semiconductor Industries N.V.*                          69,750
                                                                      ----------
                                                                         190,910
                                                                      ----------
FINANCIAL SERVICES - 20.08%
--------------------------------------------------------------------------------
      9,600    American Equity Investment Life Holding Co.               125,280
      7,600    Fannie Mae                                                370,956
      5,200    Freddie Mac                                               339,820
      8,000    JPMorgan Chase & Co.                                      317,520
      3,700    La Quinta Corp.*                                           41,218
      3,100    The PMI Group, Inc.                                       127,317
      9,700    United Rentals, Inc.*                                     226,883
                                                                      ----------
                                                                       1,548,994
                                                                      ----------
HEALTH CARE - 3.59%
--------------------------------------------------------------------------------
    36,200     Tenet Healthcare Corp.*                                   277,292
                                                                      ----------
MANUFACTURING - DIVERSIFIED - 6.80%
--------------------------------------------------------------------------------
    43,600    Bombardier Inc. - Class B*                                 104,117
     8,000    Interface, Inc. - Class A*                                  65,760
    12,300    Tyco International Ltd.                                    354,978
                                                                      ----------
                                                                         524,855
                                                                      ----------

*   non-income producing securities


                                                                        MARKET
      SHARES                                                            VALUE
--------------------------------------------------------------------------------
MATERIALS & PROCESSING - 22.71%
--------------------------------------------------------------------------------
      72,100    Abitibi-Consolidated Inc.                             $  292,005
       1,600    Acuity Brands, Inc.                                       50,880
       9,200    Bowater Inc.                                             282,624
       5,000    Chemtura Corp.                                            63,500
       4,400    Cytec Industries Inc.                                    209,572
       6,100    Ferro Corp.                                              114,436
      27,000    Grubb & Ellis Co.*                                       324,000
       3,800    Hughes Supply, Inc.                                      136,230
       7,200    Superior Essex Inc.*                                     145,152
      21,200    Tembec Inc.*                                              22,205
      22,000    Wolverine Tube, Inc.*                                    111,320
                                                                      ----------
                                                                       1,751,924
                                                                      ----------
OTHER ENERGY - 4.39%
--------------------------------------------------------------------------------
      10,700    Input/Output, Inc.*                                       75,221
      25,500    Reliant Energy Inc.*                                     263,160
                                                                      ----------
                                                                         338,381
                                                                      ----------
PRODUCER DURABLES - 3.08%
--------------------------------------------------------------------------------
      29,900    Global Power Equipment
                Group Inc.*                                              135,148
       7,100    Willbros Group, Inc.*                                    102,524
                                                                      ----------
                                                                         237,672
                                                                      ----------
RETAIL - 2.24%
--------------------------------------------------------------------------------
      11,500    Eddie Bauer Holdings, Inc.*                              172,500
                                                                      ----------

TECHNOLOGY - 14.00%
--------------------------------------------------------------------------------
      13,800    ASM International N.V.*                                  232,116
       5,800    Avnet, Inc.*                                             138,852
      16,400    BearingPoint, Inc.*                                      128,904
       2,400    Mercury Interactive Corp.*                                66,696
      75,700    Sanmina-SCI Corp.*                                       322,482
      19,300    Solectron Corp.*                                          70,638
       4,100    Take-Two Interactive
                Software, Inc.*                                           72,570
       5,900    UTStarcom, Inc.*                                          47,554
                                                                      ----------
                                                                       1,079,812
--------------------------------------------------------------------------------
TOTAL COMMON STOCK - 95.24%
 (cost $7,221,645)                                                     7,346,995
--------------------------------------------------------------------------------
EXCHANGE-TRADED FUND - 1.08%
       1,200    iShares Russell 1000 Value
                Index Fund                                                82,836
 (cost $82,344)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 96.32%
 (cost $7,303,989)                                                     7,429,831
--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS - 5.21%                                        401,868
--------------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (1.53)%                                 (117,708)
--------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                  $7,713,991
--------------------------------------------------------------------------------




                 Constellation Institutional Portfolios 2005 Annual Report    9

FINANCIAL STATEMENTS


CONSTELLATION INSTITUTIONAL PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005


                                                                             CIP SANDS CAPITAL       CIP JSAM
                                                                               INSTITUTIONAL         LARGE CAP          CIP JSAM
                                                                              GROWTH PORTFOLIO    VALUE PORTFOLIO   VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments in securities at value (cost $592,390,722, $13,817,271 and
   $7,303,989, respectively)                                                    $636,693,640        $13,994,275        $7,429,831
 Cash                                                                                     --            380,124           401,868
 Receivables:
   Dividends and Interest                                                            136,448             17,535             5,121
   Investments sold                                                                       --            375,548           162,201
   Capital Stock sold                                                             17,111,048                 --                --
 Prepaid Assets                                                                       23,282              4,168             4,165
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                                 653,964,418         14,771,650         8,003,186
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Payables:
   Investments purchased                                                          37,837,828                 --           270,678
   Capital Stock redeemed                                                            262,460             87,205                --
   Distribution payable                                                                   --              2,682            13,464
   Unified Management fee                                                            361,435              8,658             5,053
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                             38,461,723             98,545           289,195
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
 Net assets applicable to 52,203,862, 1,472,371 and 746,807 outstanding
   shares, respectively                                                         $615,502,695        $14,673,105        $7,713,991
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value and redemption price per share ($615,502,695 (divided)
   52,203,862 shares; $14,673,105 (divided) 1,472,371 shares; $7,713,991
   (divided) 746,807 shares;)                                                   $      11.79        $      9.97        $    10.33
-----------------------------------------------------------------------------------------------------------------------------------
SOURCE OF NET ASSETS
 At December 31, 2005, net assets consisted of:
 Paid-in capital                                                                $572,292,079        $14,391,996        $7,478,755
 Accumulated net investment income                                                        --                108                27
 Accumulated net realized gain/(loss) on investments                              (1,092,302)           103,997           109,367
 Net unrealized appreciation on investments                                       44,302,918            177,004           125,842
-----------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS                                                                  $615,502,695        $14,673,105        $7,713,991
-----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.








10    Constellation Institutional Portfolios 2005 Annual Report

FINANCIAL STATEMENTS


CONSTELLATION INSTITUTIONAL PORTFOLIOS
STATEMENTS OF OPERATIONS
For the Period from Inception Date (*) through December 31, 2005


                                                                        CIP SANDS CAPITAL         CIP JSAM
                                                                          INSTITUTIONAL           LARGE CAP            CIP JSAM
                                                                        GROWTH PORTFOLIO       VALUE PORTFOLIO     VALUE PORTFOLIO
                                                                      -------------------------------------------------------------
                                                                      (* JANUARY 21, 2005)    (* JUNE 20, 2005)   (* JUNE 17, 2005)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends (net of foreign taxes of $11,571, $751 and $326,
   respectively)                                                           $   685,098            $116,068             $ 35,135
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                                                    685,098             116,068               35,135
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
 Unified Management fee                                                      1,584,989              41,281               23,764
 Registration fees                                                              24,104                 924                  924
 Miscellaneous expenses                                                          5,987                 196                  175
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL EXPENSES                                                           1,615,080              42,401               24,863
-----------------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME/(LOSS)                                               (929,982)             73,667               10,272
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
 Net realized gain/(loss) from security transactions                        (1,092,302)            278,136              200,310
 Net change in unrealized appreciation of investments                       44,302,918             177,004              125,842
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments                          43,210,616             455,140              326,152
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $42,280,634            $528,807             $336,424
-----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.








                Constellation Institutional Portfolios 2005 Annual Report    11

FINANCIAL STATEMENTS


CONSTELLATION INSTITUTIONAL PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  CIP SANDS CAPITAL           CIP JSAM
                                                                    INSTITUTIONAL            LARGE CAP               CIP JSAM
                                                                  GROWTH PORTFOLIO        VALUE PORTFOLIO         VALUE PORTFOLIO
                                                                -------------------------------------------------------------------
                                                                   FOR THE PERIOD          FOR THE PERIOD         FOR THE PERIOD
                                                                        ENDED                  ENDED                   ENDED
                                                                DECEMBER 31, 2005(1)    DECEMBER 31, 2005(2)   DECEMBER 31, 2005(3)
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income/(loss)                                       $   (929,982)           $    73,667             $   10,272
 Net realized gain/(loss) from security transactions                  (1,092,302)               278,136                200,310
 Net change in unrealized appreciation/(depreciation) of
   investments                                                        44,302,918                177,004                125,842
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                            42,280,634                528,807                336,424
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income                                     --                (73,559)               (10,245)
 Distributions from realized gains                                            --               (174,139)               (90,943)
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                                       --               (247,698)              (101,188)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (Dollar Activity)
 Shares sold                                                         591,430,758             14,413,430              7,602,726
 Shares issued as reinvestment of distributions                               --                244,601                 86,867
 Shares redeemed                                                     (18,208,697)              (266,035)              (210,838)
-----------------------------------------------------------------------------------------------------------------------------------
 Increase in net assets derived from capital share
   transactions (a)                                                  573,222,061             14,391,996              7,478,755
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase in net assets                                     615,502,695             14,673,105              7,713,991
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of period                                                          --                     --                     --
 End of period                                                      $615,502,695            $14,673,105             $7,713,991
-----------------------------------------------------------------------------------------------------------------------------------
 Undistributed Net Investment Income                                $         --            $       108             $       27
-----------------------------------------------------------------------------------------------------------------------------------
 (a) Transactions in capital stock were:
 Shares sold                                                          53,797,479              1,474,893                759,724
 Shares issued as reinvestment of distributions                               --                 24,620                  8,423
 Shares redeemed                                                      (1,593,617)               (27,142)               (21,340)
-----------------------------------------------------------------------------------------------------------------------------------
 Increase in shares outstanding                                       52,203,862              1,472,371                746,807
-----------------------------------------------------------------------------------------------------------------------------------

---------------

(1) Fund commenced operations on January 21, 2005.

(2) Fund commenced operations on June 20, 2005.

(3) Fund commenced operations on June 17, 2005.

Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.




12    Constellation Institutional Portfolios 2005 Annual Report

FINANCIAL STATEMENTS


CONSTELLATION INSTITUTIONAL PORTFOLIOS
FINANCIAL HIGHLIGHTS


The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.


                                                                  CIP SANDS CAPITAL           CIP JSAM
                                                                    INSTITUTIONAL            LARGE CAP               CIP JSAM
                                                                  GROWTH PORTFOLIO        VALUE PORTFOLIO         VALUE PORTFOLIO
                                                                       FOR THE                FOR THE                 FOR THE
                                                                    PERIOD ENDED            PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2005(1)    DECEMBER 31, 2005(2)   DECEMBER 31, 2005(3)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $  10.00                $ 10.00                 $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
 Net investment income/(loss)                                            (0.02)                  0.05                   0.02
 Net realized and unrealized gain on investments                          1.81                   0.09                   0.45
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                                      1.79                   0.14                   0.47
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions:
 Distributions from net investment income                                   --                  (0.05)                 (0.02)
 Distributions from capital gains                                           --                  (0.12)                 (0.12)
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                     --                  (0.17)                 (0.14)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $  11.79                $  9.97                 $10.33
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN**                                                           17.90%                  1.43%                  4.69%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000):                                     $615,503                $14,673                 $7,714
 Ratio of expenses to average net assets:                                 0.79%*                 0.71%*                 0.83%*
 Ratio of net investment income/(loss) to average net
   assets:                                                               (0.45)%*                1.24%*                 0.34%*
 Portfolio turnover rate:                                                15.62%**               44.74%**               42.99%**

---------------

(1) Fund commenced operations on January 21, 2005.

(2) Fund commenced operations on June 20, 2005.

(3) Fund commenced operations on June 17, 2005.

*   Calculation is annualized.

**  Calculation is not annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

See accompanying notes to financial statements.



                Constellation Institutional Portfolios 2005 Annual Report    13

NOTES TO FINANCIAL STATEMENTS

CONSTELLATION INSTITUTIONAL PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS

December 31, 2005

1. ORGANIZATION

Constellation Institutional Portfolios (the "Trust"), a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with three active portfolios, all of which are non-diversified. The financial statements included herein are those of the CIP Sands Capital Institutional Growth Portfolio, CIP JSAM Large Cap Value Portfolio and CIP JSAM Value Portfolio (the "Funds"). The Funds commenced operations on January 21, 2005, June 20, 2005 and June 17, 2005, respectively.

The Funds are registered to offer one class of shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the class of shares currently being offered.

The Board of Trustees has overall responsibility to manage and control the business affairs of the Trust, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Trust's business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

   Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

   Security Valuation - Investments in equity securities which are traded on a national exchange, other than on the NASDAQ national market system, are stated at the last quoted sales price, if readily available, for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ official closing price (the "NOCP") instead of the last reported sales price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees. Debt securities for which market quotations are readily available are valued on the basis of the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations.

   Debt securities for which market quotations are not readily available may be valued with reference to securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security's primary pricing source is not able or willing to provide a price, or a significant event with respect to a security has occurred. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. For the period ended December 31, 2005, there were no securities fair-valued.

   Security Transactions and Related Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage and asset-backed securities. Costs used in determining

14    Constellation Institutional Portfolios 2005 Annual Report

   NOTES TO FINANCIAL STATEMENTS

   realized gains and losses on the sales of investment securities are those of the specific securities sold.

   Net Asset Value Per Share - The net asset value per share is calculated each business day. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

   Expenses - The Funds pay a unified management fee to the Investment Manager for providing or procuring advisory, administration and other services. The Investment Manager is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the fees of the Independent Trustees, custodian, independent auditor, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent. The Funds will pay all state registration fees and charges incurred related to printing and mailing to existing shareholders prospectuses, statement of additional information, proxy solicitation material, shareholder reports and EDGAR filings.

   Dividends and Distributions - The Funds pay distributions of net income quarterly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and Trustees of the Trust are also officers of the Investment Manager (Constellation Investment Management Company, LP or "CIMCO"). Such officers are paid no fees by the Trust for serving as officers and Trustees of the Trust.

Constellation Investment Distribution Company Inc., a subsidiary of CIMCO, acts as Distributor for the Funds.

4. MANAGEMENT AGREEMENT

The Trust and CIMCO are parties to a Management Agreement under which CIMCO receives a fee, calculated daily and paid monthly, of 0.78%, 0.70% and 0.80% per annum of the average daily net assets of the CIP Sands Capital Institutional Growth Portfolio, CIP JSAM Large Cap Value Portfolio and CIP JSAM Value Portfolio, respectively. Under the Management Agreement, CIMCO continuously reviews, supervises and administers the Funds' investment programs, subject to the supervision of and policies established by the Board of Trustees. Under the Management Agreement, CIMCO also provides administrative services to the Trust and pays all operating expenses on the Trust's behalf, excluding BlueSky state registration fees and charges incurred for EDGAR filings.

Sands Capital Management, LLC, a SEC registered adviser, serves as the sub-adviser to the CIP Sands Capital Institutional Growth Portfolio and makes investment decisions for the Fund and also ensures compliance with the Fund's investment policies and guidelines.

JS Asset Management, LLC (JSAM), a SEC registered adviser, serves as the sub-adviser to the CIP JSAM Value and CIP JSAM Large Cap Value Portfolios and makes investment decisions for the Funds and also ensures compliance with the Funds' investment policies and guidelines.

5. OTHER SERVICE PROVIDERS

PFPC Inc. ("PFPC") serves as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement with the Trust and CIMCO. PFPC also serves as the sub-administrator to the Trust. PFPC Trust Co. provides custodial services to the Trust. CIMCO compensates PFPC and PFPC Trust Co. for their services. CIMCO incurred expenses of $132,261 for sub-administration services and other charges on behalf of the Trust for the periods ended December 31, 2005.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds of security sales, other than short-term investments, for the periods ended December 31, 2005, were as follows:



PORTFOLIO                                              PURCHASES        SALES
---------                                             ------------   -----------
CIP Sands Capital Institutional Growth                $581,078,630   $31,679,206
CIP JSAM Large Cap Value                                17,499,056     3,959,922
CIP JSAM Value                                           9,488,341     2,073,912


7. FEDERAL INCOME TAXES

The Funds are classified as separate taxable entities for Federal income tax purposes. The Funds intend to continue to qualify as separate "Regulated Investment Companies" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve them from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.



                Constellation Institutional Portfolios 2005 Annual Report    15

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions paid during the period ended December 31, 2005 was as follows:


                                                                          CIP SANDS
                                                                           CAPITAL       CIP JSAM
                                                                        INSTITUTIONAL    LARGE CAP   CIP JSAM
                                                                            GROWTH         VALUE       VALUE
                                                                        -------------    ---------   --------
Ordinary Income (inclusive of short-term capital gains)                      $--         $247,698    $101,188
                                                                             ---         --------    --------
Total Distribution Paid                                                      $--         $247,698    $101,188
                                                                             ===         ========    ========


The amounts of distributions from ordinary income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and net realized capital gains determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise.

For the period ended December 31, 2005, reclassifications were made to the CIP Sands Capital Institutional Growth Portfolio to increase accumulated net investment income by $929,982 with an offsetting adjustment to paid-in capital.

For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains. At December 31, 2005, the CIP Sands Capital Institutional Growth Portfolio has a capital loss carryforward of $8,645, which expires in 2013.

At December 31, 2005, the components of accumulated earnings on a tax basis were as follows:


                                                                          CIP SANDS
                                                                           CAPITAL       CIP JSAM
                                                                        INSTITUTIONAL    LARGE CAP   CIP JSAM
                                                                            GROWTH         VALUE       VALUE
                                                                        -------------    ---------   --------
Undistributed ordinary income                                            $        --     $    108    $     27
Undistributed short-term gains                                                    --      122,158     135,205
Capital loss carryforward                                                     (8,645)          --          --
Post-October deferred losses                                                (993,231)          --          --
Net unrealized appreciation                                               44,212,492      158,843     100,004
                                                                         -----------     --------    --------
Total Distributable Earnings                                             $43,210,616     $281,109    $235,236
                                                                         ===========     ========    ========

At December 31, 2005, cost of investments and gross unrealized appreciation and gross unrealized depreciation were as follows:


                                                                                          GROSS           GROSS             NET
                                                                       INVESTMENT      UNREALIZED       UNREALIZED      UNREALIZED
PORTFOLIO                                                                 COST        APPRECIATION    (DEPRECIATION)   APPRECIATION
---------                                                             ------------    ------------    --------------   ------------
CIP Sands Capital Institutional Growth                                $592,481,148     $58,303,762     $(14,091,270)    $44,212,492
CIP JSAM Large Cap Value                                                13,835,432         579,293         (420,450)        158,843
CIP JSAM Value                                                           7,329,827         568,762         (468,758)        100,004


The book basis and tax basis of net unrealized appreciation (depreciation) on investments differs primarily as a result of the tax deferral of losses on wash sales.

8. CONCENTRATIONS/RISKS

Each Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds' net asset value and magnified effect on the total return.

9. INDEMNIFICATION

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

10. SUBSEQUENT EVENTS

On November 18, 2005, CIMCO entered into an agreement to sell substantially all of its assets to Touchstone Advisors, Inc. ("Touchstone"), a subsidiary of the Western and Southern Financial Group. On November 22, 2005, the Board of Trustees of the Trust finalized its approval of new advisory and sub-advisory agreements with Touchstone that are substantially similar to the agreements currently in place with CIMCO, and directed the Trust's officers to submit the agreements to shareholders of the Funds for their approval. No changes to the Funds' portfolio management teams and/or investment strategies are expected to occur. The Board of Trustees has called a meeting of the Funds' shareholders for late February 2006 to vote on these and other related matters. Shareholders of record as of December 1, 2005 are eligible to vote at the meeting.


16    Constellation Institutional Portfolios 2005 Annual Report

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF CONSTELLATION INSTITUTIONAL PORTFOLIOS:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Constellation Institutional Portfolios, comprising the CIP Sands Capital Institutional Growth Portfolio, CIP JSAM Large Cap Value Portfolio and CIP JSAM Value Portfolio (each a "Fund" and collectively, the "Funds"), as of December 31, 2005, and the related statements of operations and changes in net assets, and the financial highlights for the periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2005, the results of their operations, changes in their net assets, and the financial highlights for the periods then ended, in conformity with U.S. generally accepted accounting principles.

                                    KPMG LLP


Philadelphia, Pennsylvania

February 22, 2006




                Constellation Institutional Portfolios 2005 Annual Report    17

SHAREHOLDER ADDITIONAL INFORMATION

UNAUDITED
---------

QUALIFIED DIVIDEND INCOME
For the periods ended December 31, 2005, 27.0% and 12.3% of the dividends paid by the CIP JSAM Large Cap Value and CIP JSAM Value Portfolios, respectively, from ordinary income qualifies for a reduced tax rate pursuant to The Jobs and Growth Tax Relief Reconciliation Act of 2003.

DIVIDEND RECEIVED DEDUCTION
Corporate shareholders may exclude up to 70% of qualifying dividends. For the purpose of computing this exclusion, 26.2% and 11.5% of the dividends paid by the CIP JSAM Large Cap Value and CIP JSAM Value Portfolios, respectively, from ordinary income during the periods ended December 31, 2005, represent qualifying dividends.


SHAREHOLDER ADDITIONAL INFORMATION
PROXY VOTING INFORMATION
The Funds' Statement of Additional Information ("SAI"), which contains a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds' proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2005, are available (i) without charge, upon request, by calling 1-800-304-2459; and (ii) on the Securities and Exchange Commissions website at http://www.sec.gov.

INFORMATION ON FORM N-Q
The Trust files each Fund's complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.






18    Constellation Institutional Portfolios 2005 Annual Report

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

Information pertaining to the Trustees and executive officers* of Constellation Institutional Portfolios is set forth below. The statement of additional information (SAI) includes additional information about the Funds' Trustees and is available without charge, upon request, by calling (800) 304- 2459. The address of each individual listed below is c/o CIMCO, 1205 Westlakes Drive, Suite 280, Berwyn, PA 19312.

                                                                                 NUMBER OF
                           TERM OF                                             PORTFOLIOS IN
                          OFFICE AND                                               FUND
                          LENGTH OF                                               COMPLEX              OTHER DIRECTORSHIPS/
 NAME, AGE, AND              TIME              PRINCIPAL OCCUPATION(S)           OVERSEEN BY            TRUSTEESHIPS HELD BY
 POSITION(S) WITH FUND     SERVED(1)             DURING PAST 5 YEARS               TRUSTEE                   TRUSTEE(3)
-----------------------------------------------------------------------------------------------------------------------------------
                                              DISINTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Ronald W. Filante, 60       Since       Associate Professor of Finance, Pace        3                 Constellation Funds,
 Trustee                    Trust's      University, since 1987.                                       Berwyn, PA (19)
                          inception
-----------------------------------------------------------------------------------------------------------------------------------
 Alfred C. Salvato, 48      Since        Associate Vice President for Finance        3                 Constellation Funds,
 Trustee                     2003        and Treasurer, Thomas Jefferson                               Berwyn, PA (19)
                                         University, since 1995.                                       Turner Funds,
                                                                                                       Berwyn, PA (11)
-----------------------------------------------------------------------------------------------------------------------------------
 Janet F. Sansone, 61       Since        Executive Director, JFS Consulting,         3                 Constellation Funds,
 Trustee                    2003         since 1999.                                                   Berwyn, PA (19)
                                                                                                       Turner Funds,
                                                                                                       Berwyn, PA (11)
-----------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED TRUSTEES(2)
-----------------------------------------------------------------------------------------------------------------------------------
 John H. Grady, 44       Trustee and     Chief Executive Officer of                  3                 Constellation Funds,
 Interested Trustee;     President of    Constellation Investment Management                           Berwyn, PA
 President                 the Trust     Company, LP (2004-present); President
                          since 2004     of Constellation Investment
                                         Distribution Company Inc. (2002-
                                         present). Previously, Chief Operating
                                         Officer of Turner (2001-2003).
-----------------------------------------------------------------------------------------------------------------------------------
                                             EXECUTIVE OFFICER(S) WHO ARE NOT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 John Canning, 35         Since 2004     Vice President and Managing Director,      N/A                         N/A
 Vice President                          Fund Administration of Constellation
                                         Investment Management Company, LP;
                                         Chief Compliance Officer of
                                         Constellation Institutional Portfolios
                                         from 2004 to September 30, 2005;
                                         previously, Assistant Director of Mutual
                                         Fund Administration and Operations,
                                         Sub-Advisory Institutional Service
                                         Product Manager, Turner Investment
                                         Partners, Inc. (2000-2004).
-----------------------------------------------------------------------------------------------------------------------------------
 Amy D. Duling, 38        Since 2004     Executive Vice President of Marketing      N/A                         N/A
 Vice President                          and Product Management of
                                         Constellation Investment Management
                                         Company, LP; previously, Account
                                         Director for Turner Investment
                                         Partners, Inc. (1999-2004).
-----------------------------------------------------------------------------------------------------------------------------------




                Constellation Institutional Portfolios 2005 Annual Report    19

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)


                                                                                           NUMBER OF
                               TERM OF                                                   PORTFOLIOS IN
                              OFFICE AND                                                     FUND
                              LENGTH OF                                                    COMPLEX         OTHER DIRECTORSHIPS/
 NAME, AGE, AND                  TIME                PRINCIPAL OCCUPATION(S)              OVERSEEN BY      TRUSTEESHIPS HELD BY
 POSITION(S) WITH FUND        SERVED(1)               DURING PAST 5 YEARS                  TRUSTEE              TRUSTEE(3)
-----------------------------------------------------------------------------------------------------------------------------------
                                             EXECUTIVE OFFICER(S) WHO ARE NOT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 Jocelyn Fulmor, 30           Since 2005     Vice President and Director of                   N/A                  N/A
 Vice President,                             Administrative Services for
 Secretary, and Chief                        Constellation Investment Management
 Compliance Officer                          Company, LP since 2005; previously,
                                             Manager of Regulatory Administration
                                             at PFPC Inc. (July 2002-March 2005);
                                             and Investment Management Paralegal
                                             at Morgan, Lewis & Bockius LLP
                                             (September 1997-June 2002).
-----------------------------------------------------------------------------------------------------------------------------------
 John Leven, 49               Since 2005     Controller and Chief Financial                   N/A                  N/A
 Chief Financial                             Officer of Constellation Investment
 Officer                                     Management Company, LP; previously,
                                             Account Director, SEI Investments
                                             Global Fund Services.
-----------------------------------------------------------------------------------------------------------------------------------
 Francis J. McAleer, Jr., 47  Since 2004     Executive Vice President of                      N/A                  N/A
 Vice President                              Distribution for Constellation
                                             Investment Management Company, LP,
                                             since 2004; previously, Senior Vice
                                             President, Head of Distribution for
                                             Pilgrim Baxter & Associates (2002-
                                             2004) and Director, Head of Third
                                             Party Distribution at Merrill Lynch
                                             Investment Managers (1999-2002).
-----------------------------------------------------------------------------------------------------------------------------------

---------------
* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Each Trustee holds office for life or until his/her successor is duly elected and qualified or the Trust terminates. Each officer holds office until his/her successor is elected and qualified.

(2) Mr. Grady is considered an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Grady is the Chief Executive Officer of CIMCO, and owns a controlling interest in CIMCO.

(3) Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.


20    Constellation Institutional Portfolios 2005 Annual Report

INVESTMENT MANAGER
Constellation Investment Management Company, LP
1205 Westlakes Drive, Suite 280
Berwyn, Pennsylvania 19312

DISTRIBUTOR
Constellation Investment Distribution Company, Inc.
1205 Westlakes Drive, Suite 280
Berwyn, Pennsylvania 19312

SUB-ADVISERS
Sands Capital Management, LLC
1100 Wilson Boulevard, Suite 3050
Arlington, Virginia 22209

JS Asset Management, LLC
1 Tower Bridge
100 Front Street, Suite 501
West Conshohocken, Pennsylvania 19428

SUB-ADMINISTRATOR, TRANSFER AGENT AND
FUND ACCOUNTING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

CUSTODIAN
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, Pennsylvania 19153

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103



This report was prepared for shareholders of the Constellation Institutional Portfolios. It may be distributed to others only if preceded or accompanied by a Constellation Institutional Portfolios' prospectus, which contains detailed information. All Constellation Institutional Portfolios are offered by prospectus only.

                                         CONSTELLATION INSTITUTIONAL PORTFOLIOS
                                         1205 Westlakes Drive, Suite 280
                                         Berwyn, Pennsylvania 19312
                                         1 (800) 304 2459
                                         www.ciptrust.com

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Board of Trustees of Constellation Institutional Portfolios has determined that the Board's Audit Committee does not have an "audit committee financial expert,' as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met some of the qualifications. The Board also determined that while the Audit Committee members have general financial expertise, given the size and types of the Constellation Institutional Portfolios and in light of the nature of the accounting and valuation issues they have presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $60,000 for 2005 and $25,000 for 2004.

Audit-Related Fees

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $0 for 2004.

Tax Fees

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 for 2005 and $5,500 for 2004.

All Other Fees

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2004.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                             AUDIT COMMITTEE CHARTER

         Pursuant to Article 5, Section 1 of the By-Laws of Constellation Institutional Portfolios (the "Trust"), the Board of Trustees (the "Board") of the Trust hereby establishes an Audit Committee (the "Committee") to oversee the financial reporting process and internal controls of the Trust. The Board further adopt the following as the governing principles of the Committee.

Membership.

         The Committee shall consist of all of the Trust's Trustees that are not "interested directors" as that term is defined under the Investment Company Act of 1940 (the "1940 Act"). In addition, no disinterested Trustee shall serve on the Committee if he or she has accepted any compensation from the Trust, its adviser, any affiliated person of the Trust, or any affiliated person of such a person, other than in his or her capacity as a member of the Board, a member of the Committee, or a member of any other committee of the Board. The Committee shall elect from its own members a Chairperson, who shall preside over each meeting of the Committee.

Principal Responsibilities.

         The principal responsibilities of the Committee shall include:

     o Recommending which firm to engage as the Trust's independent auditor as required by Section 32 of the 1940 Act, and whether to terminate this relationship.

     o Reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and its independence.

     o Pre-approving all audit and permitted non-audit services the independent auditor provides to the Trust, and all services that the independent auditor provides to the Trust's investment adviser(s) and advisory affiliates (whether or not directly related to the Trust's operations and financial reporting); except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) de minimis non-audit services,(1) shall not require pre-approval.

     o Serving as a channel of communication between the independent auditor and the Board.

     o Reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust that are material to the Trust as a whole, if any, and management's responses to any such reports.

     o Reviewing any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of the Trust's audited financial statements and any unusual circumstances reflected in those financial statements.

     o Considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls.

     o Reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements.

     o Reviewing the procedures employed by the Trust in preparing published financial statements and related management commentaries.

--------------
(1) A non-audit service is de minimis if: (a) the total amount of the non-audit service is not more than 5% percent of the total amount of revenues paid to the auditor by the Trust, its investment adviser, and advisory affiliates that provide ongoing services to the Trust for services otherwise requiring audit committee pre-approval during the fiscal year in which the non-audit service was provided; (b) the Trust did not recognize these services as non-audit services at the time they were provided; and (c) these services are promptly brought to the attention of the Committee and the Committee approves them before the audit is complete.

Recommendation of Independent Auditors.

         In connection with the selection of the Trust's independent auditors, the Committee shall consider the auditors': (a) basic approach and techniques;
(b) knowledge and experience in the industry and other investment companies serviced by the firm; (c) procedures followed to assure the firm's independence;
(d) policy regarding rotation of personnel assigned to the engagement; and (e) other quality control procedures. The Committee shall also consider the nature and quality of other services offered by the firm, the firm's manner of communicating weaknesses noted in the Trust's internal control system, the basis for determining its fees, and management's attitude toward the firm.

Review by Committee.

         The Committee shall periodically review all procedures adopted by the Trust relating to the Trust's financial statements, including those procedures (if any) relating to: (i) the valuation of securities and the computation of the Trust's net asset value; (ii) the valuation of securities for which market quotations are not readily available (including Rule 144A securities); and (iii) the pricing services used by the Trust.

  (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                   (b)  Not Applicable

                   (c)  100%

                   (d)  Not Applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2005 and $0 for 2004.

     (h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
         Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Constellation Institutional Portfolios
             --------------------------------------

By (Signature and Title)*  /s/ John H. Grady
                           -----------------------------
                           John H. Grady, President
                           (principal executive officer)

Date March 8, 2006
    ----------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John H. Grady
                           -----------------------------
                           John H. Grady, President
                           (principal executive officer)

Date March 8, 2006
    ----------------------------------------------------

By (Signature and Title)*  /s/ John H. Leven
                           --------------------------------------
                           John H. Leven, Chief Financial Officer
                           (principal financial officer)

Date March 3, 2006
    ----------------------------------------------------


* Print the name and title of each signing officer under his or her signature.